Income Taxes (Details) - Schedule of provision for income tax consisted - SoundHound, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Total	$ 344	$ 597
Deferred:
Total	112	141
Total provision	456	738
Federal [Member]
Current:
Total
Deferred:
Total
State [Member]
Current:
Total	5	3
Deferred:
Total
International [Member]
Current:
Total	339	594
Deferred:
Total	$ 112	$ 141